Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 6,218,429	$ 290,646,467
Level 2 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liabilities	1,341,667	95,833
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liabilities	700,000	50,000
Related Party [Member] | Level 3 [Member]
Liabilities:
Convertible promissory notes – related party		$ 88,850